Subsequent Events - Additional Information (Detail) $ in Millions			12 Months Ended
	Mar. 07, 2022 USD ($) m³	Jan. 14, 2022 USD ($) m³	Dec. 31, 2021 Officers Vessels
Russian and Ukrainian Officers [Member] | Global Fleet [Member]
Subsequent Event [Line Items]
Number of employee | Vessels			120
Russian Officers [Member] | Global Fleet [Member]
Subsequent Event [Line Items]
Number of employee | Officers			70,000
Ukrainian Officers [Member] | Global Fleet [Member]
Subsequent Event [Line Items]
Number of employee | Officers			50,000
Ethylene Carrier [Member]
Subsequent Event [Line Items]
Contract with Customer, Asset, Sale		$ 21.0
Vessels Cargo Capacity | m³		22,085
LPG Carrier [Member]
Subsequent Event [Line Items]
Contract with Customer, Asset, Sale	$ 6.1
Vessels Cargo Capacity | m³	8,600
2018 Bond [Member]
Subsequent Event [Line Items]
Debt instrument maturity date		Nov. 30, 2023
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 20.6
Debt Instrument, Convertible, Conversion Ratio		1.02